STOCKHOLDERS' EQUITY (Details) - Warrant activity (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012	Dec. 31, 2012
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
Outstanding at January 1, 2015						11,045,655	11,045,655	22,091,310
Outstanding at January 1, 2015 (in Dollars per share)						$ 0.05			$ 0.10
Outstanding at March 31, 2015						11,045,655	11,045,655	22,091,310
Outstanding at March 31, 2015 (in Dollars per share)						$ 0.05			$ 0.10
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
Outstanding at January 1, 2015	11,045,654	11,045,654	11,045,654	11,045,654	32,495,753					32,495,753
Outstanding at January 1, 2015 (in Dollars per share)	$ 0.10	$ 0.10	$ 0.05	$ 0.05	$ 0.0769					$ 0.0769
Outstanding at January 1, 2015	1 year 255 days	1 year 146 days	1 year 255 days	3 years 146 days	4 years 146 days
Outstanding at January 1, 2015 (in Dollars)	$ 1,325,478	$ 1,015,096	$ 1,325,478	$ 1,325,478
Grants
Grants (in Dollars)
Exercised			20,491,164
Forfeitures or expirations			958,935
Outstanding at March 31, 2015	11,045,654	11,045,654	11,045,654	11,045,654	32,495,753					32,495,753
Outstanding at March 31, 2015 (in Dollars per share)	$ 0.10	$ 0.10	$ 0.05	$ 0.05	$ 0.0769					$ 0.0769
Outstanding at March 31, 2015	1 year 255 days	1 year 146 days	1 year 255 days	3 years 146 days	4 years 146 days
Outstanding at March 31, 2015 (in Dollars)	1,325,478	1,015,096	1,325,478	1,325,478
Exercisable at March 31, 2015		11,045,654	11,045,654
Exercisable at March 31, 2015 (in Dollars per share)		$ 0.10	$ 0.05	$ 0.05
Exercisable at March 31, 2015		1 year 146 days	1 year 255 days
Exercisable at March 31, 2015 (in Dollars)		$ 1,015,096	$ 1,325,478	$ 1,325,478